Revenue (Details) € in Thousands	1 Months Ended								6 Months Ended
	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 EUR (€) shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income | €									€ 58,667			€ 64,739
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Issuance of ordinary shares (in shares) | shares			9,381,586	9,381,586			3,989,976	3,989,976
Proceeds from issuing shares			€ 14,122	$ 15,000,000			€ 25,270	$ 30,000,000
Deferred income							€ 2,047		€ 58,181			€ 64,739	$ 2,429,000
Up-front payment received	€ 56,412	$ 60,000,000			€ 16,849	$ 20,000,000
Number of performance obligations in collaboration agreement							1	1	1	1
Discount on share issue			€ 451	$ 480,000
Consideration payable upon exercise of option to further expand partnership | $											$ 50,000,000
Value of milestone achieved during the period									€ 4,196	$ 4,500,000
Other current receivables									€ 3,275		$ 3,500,000